UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22662

Investment Company Act File Number

Short Duration High Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Short Duration High Income Portfolio

July 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 90.1%

Security	Principal Amount (000’s omitted)	Value
Air Transportation — 0.9%
US Airways Group, Inc., 6.125%, 6/1/18	$500	$527,500

		$527,500

Automotive & Auto Parts — 2.0%
Chrysler Group, LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	$200	$214,000
General Motors Financial Co., Inc., 2.75%, 5/15/16	175	177,297
Schaeffler Finance Holding BV, 6.875%, 8/15/18(1)(2)	750	791,250

		$1,182,547

Broadcasting — 3.7%
AMC Networks, Inc., 7.75%, 7/15/21	$1,000	$1,100,000
Crown Media Holdings, Inc., 10.50%, 7/15/19	1,000	1,115,000

		$2,215,000

Building Materials — 2.2%
Interface, Inc., 7.625%, 12/1/18	$500	$526,250
Interline Brands, Inc., 10.00%, 11/15/18(2)	750	795,000

		$1,321,250

Cable/Satellite TV — 4.9%
CCO Holdings, LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	$500	$522,500
CSC Holdings, LLC, 7.875%, 2/15/18	500	569,375
DISH DBS Corp., 4.625%, 7/15/17	750	781,875
Mediacom, LLC/Mediacom Capital Corp., 9.125%, 8/15/19	500	524,575
Numericable Group SA, 4.875%, 5/15/19(1)	500	503,125

		$2,901,450

Capital Goods — 1.0%
Case New Holland Industrial, Inc., 7.875%, 12/1/17	$500	$573,125

		$573,125

Chemicals — 0.9%
Ashland, Inc., 3.00%, 3/15/16	$500	$505,625

		$505,625

Consumer Products — 1.7%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(2)	$1,000	$1,021,250

		$1,021,250

Containers — 2.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.232%, 12/15/19(1)(3)	$1,000	$982,500
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holding II Issuer, Inc., 5.625%, 12/15/16(1)	250	248,125
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holding II Issuer, Inc., 6.00%, 6/15/17(1)	65	64,188
BOE Merger Corp., 9.50%, 11/1/17(1)(2)	250	262,812

		$1,557,625

Diversified Financial Services — 14.1%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 2.75%, 5/15/17(1)	$1,000	$988,750
Air Lease Corp., 5.625%, 4/1/17	750	815,625
Ally Financial, Inc., 8.00%, 12/31/18	250	293,750
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	1,494	1,536,952
CIT Group, Inc., 5.25%, 3/15/18	905	957,038
E*TRADE Financial Corp., 6.75%, 6/1/16	1,640	1,771,200
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17	500	498,750

Security	Principal Amount (000’s omitted)	Value
International Lease Finance Corp., 2.181%, 6/15/16(3)	$500	$496,250
International Lease Finance Corp., 8.75%, 3/15/17	450	511,594
Navient, LLC, 4.625%, 9/25/17	250	258,375
Naviant, LLC, 6.00%, 1/25/17	250	267,500

		$8,395,784

Diversified Media — 0.9%
IAC/InterActiveCorp, 4.875%, 11/30/18	$500	$516,250

		$516,250

Energy — 8.6%
American Energy-Permian Basin, LLC/AEPB Finance Corp., 6.741%, 8/1/19(1)(3)	$1,000	$966,250
Chesapeake Energy Corp., 3.25%, 3/15/16	1,000	1,003,750
Chesapeake Energy Corp., 7.25%, 12/15/18	250	284,375
EPL Oil & Gas, Inc., 8.25%, 2/15/18	329	345,450
Regency Energy Partners LP/Regency Energy Finance Corp., 6.875%, 12/1/18	350	366,625
Sabine Pass LNG, LP, 7.50%, 11/30/16	1,000	1,095,000
Seadrill, Ltd., 6.50%, 10/5/15	1,000	1,048,750

		$5,110,200

Entertainment/Film — 0.9%
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/1/18(1)	$500	$512,500

		$512,500

Food/Beverage/Tobacco — 1.9%
Constellation Brands, Inc., 7.25%, 9/1/16	$1,014	$1,110,330

		$1,110,330

Gaming — 2.9%
MGM Resorts International, 6.625%, 7/15/15	$500	$522,250
MGM Resorts International, 6.875%, 4/1/16	500	538,750
Station Casinos, LLC, 7.50%, 3/1/21	125	132,813
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	500	551,250

		$1,745,063

Health Care — 7.5%
Alere, Inc., 7.25%, 7/1/18	$400	$430,000
Alere, Inc., 8.625%, 10/1/18	500	523,125
HCA, Inc., 6.50%, 2/15/16	1,250	1,334,375
ResCare, Inc., 10.75%, 1/15/19	1,500	1,627,500
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	500	523,750

		$4,438,750

Homebuilders/Real Estate — 0.8%
iStar Financial, Inc., 3.875%, 7/1/16	$250	$253,125
Realogy Group, LLC/Sunshine Group Florida, Ltd. (The), 3.375%, 5/1/16(1)	250	251,875

		$505,000

Leisure — 2.7%
MISA Investments, Ltd., 8.625%, 8/15/18(1)(2)	$500	$512,125
NCL Corp., Ltd., 5.00%, 2/15/18	500	512,500
Royal Caribbean Cruises, 7.25%, 6/15/16	500	551,250

		$1,575,875

Metals/Mining — 0.4%
Novelis, Inc., 8.375%, 12/15/17	$250	$263,125

		$263,125

Paper — 0.4%
Weyerhaeuser Real Estate Co., 4.375%, 6/15/19(1)	$215	$212,581

		$212,581

Restaurants — 1.4%
NPC International, Inc., 10.50%, 1/15/20	$750	$836,250

		$836,250

Security	Principal Amount (000’s omitted)	Value
Services — 2.5%
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 2.977%, 12/1/17(3)	$250	$249,375
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	30	31,275
Laureate Education, Inc., 9.25%, 9/1/19(1)	500	502,500
TransUnion Holding Co., Inc., 8.125%, 6/15/18(2)	500	518,750
TransUnion Holding Co., Inc., 9.625%, 6/15/18(2)	165	172,013

		$1,473,913

Super Retail — 7.6%
Claire’s Stores, Inc., 9.00%, 3/15/19(1)	$255	$258,825
Express, LLC/Express Finance Corp., 8.75%, 3/1/18	1,750	1,824,375
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc., 7.50%, 8/1/18(1)(2)	86	87,290
New Academy Finance Co., LLC/New Academy Finance Corp., 8.00%, 6/15/18(1)(2)	1,295	1,304,712
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	1,000	1,062,500

		$4,537,702

Technology — 6.0%
Alcatel-Lucent USA, Inc., 4.625%, 7/1/17(1)	$500	$506,250
Alcatel-Lucent USA, Inc., 8.875%, 1/1/20(1)	250	278,750
Boxer Parent Co., Inc., 9.00%, 10/15/19(1)(2)	250	233,750
Ceridian, LLC/Comdata, Inc., 8.125%, 11/15/17(1)	500	500,000
NXP BV/NXP Funding, LLC, 3.50%, 9/15/16(1)	500	503,750
NXP BV/NXP Funding, LLC, 3.75%, 6/1/18(1)	500	497,500
SunGard Data Systems, Inc., 7.375%, 11/15/18	1,000	1,045,625

		$3,565,625

Telecommunications — 8.1%
Digicel, Ltd., 8.25%, 9/1/17(1)	$750	$770,625
Hughes Satellite Systems Corp., 6.50%, 6/15/19	250	277,187
Intelsat Luxembourg SA, 6.75%, 6/1/18	1,000	1,037,500
Level 3 Communications, Inc., 11.875%, 2/1/19	250	275,625
Sprint Communications, Inc., 6.00%, 12/1/16	250	270,469
Sprint Communications, Inc., 9.00%, 11/15/18(1)	750	881,250
T-Mobile USA, Inc., 5.25%, 9/1/18	275	284,281
Telesat Canada/Telesat, LLC, 6.00%, 5/15/17(1)	1,000	1,025,500

		$4,822,437

Utilities — 3.5%
AES Corp. (The), 3.229%, 6/1/19(3)	$1,500	$1,496,250
AES Corp. (The), 9.75%, 4/15/16	540	603,450

		$2,099,700

Total Corporate Bonds & Notes (identified cost $53,719,193)		$53,526,457

Senior Floating-Rate Interests — 7.8%(4)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Publishing/Printing — 1.7%
Cengage Learning Acquisitions, Inc., Term Loan, 7.00%, Maturing 3/31/20	$998	$1,005,979

		$1,005,979

Services — 2.5%
Hertz Corporation (The), Term Loan, Maturing 3/12/18(5)	$500	$500,390
Laureate Education, Inc., Term Loan, 5.00%, Maturing 6/15/18	992	965,083

		$1,465,473

Technology — 1.7%
First Data Corporation, Term Loan, 3.655%, Maturing 3/24/17	$1,000	$997,679

		$997,679

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Telecommunications — 1.9%
Asurion LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	$1,100	$1,137,125

		$1,137,125

Total Senior Floating-Rate Interests (identified cost $4,587,945)		$4,606,256

Convertible Bonds — 0.5%

Security	Principal Amount (000’s omitted)	Value
Health Care — 0.5%
Hologic, Inc., 0.00%, 12/15/43	$250	$275,938

		$275,938

Total Convertible Bonds (identified cost $269,472)		$275,938

Commercial Mortgage-Backed Securities — 0.2%

Security	Principal Amount (000’s omitted)	Value
HILT, Series 2013-HLT, Class EFX, 5.609%, 11/5/30(1)(6)	$120	$123,401

		$123,401

Total Commercial Mortgage-Backed Securities (identified cost $120,479)		$123,401

Short-Term Investments — 0.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(7)	$411	$410,923

		$410,923

Total Short-Term Investments (identified cost $410,923)		$410,923

Total Investments — 99.3% (identified cost $59,108,012)		$58,942,975

Other Assets, Less Liabilities — 0.7%		$434,934

Net Assets — 100.0%		$59,377,909

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

HILT	-	Hilton USA Trust

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2014, the aggregate value of these securities is $17,475,911 or 29.4% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2014.

(4)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(5)	This Senior Loan will settle after July 31, 2014, at which time the interest rate will be determined.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2014.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2014 was $595.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$59,099,864

Gross unrealized appreciation	$405,051
Gross unrealized depreciation	(561,940)

Net unrealized depreciation	$(156,889)

The Portfolio did not have any open financial instruments at July 31, 2014.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$53,526,457	$—	$53,526,457
Senior Floating-Rate Interests	—	4,606,256	—	4,606,256
Convertible Bonds	—	275,938	—	275,938
Commercial Mortgage-Backed Securities	—	123,401	—	123,401
Short-Term Investments	—	410,923	—	410,923
Total Investments	$—	$58,942,975	$—	$58,942,975

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Short Duration High Income Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	September 22, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 22, 2014